Acquisitions - Disclosure Of Detailed Information About Consideration Paid (Parenthetical) (Detail)	10 Months Ended	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2020 shares $ / shares
Disclosure of detailed information about business combination [line items]
Business combination options issued percentage volatility		65.20%	65.70%
Business combination options issued dividend yield		0.00%	0.00%
Lea gold Mining Corporation
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				0.331
Business combination share exchange ratio				0.331
Lea gold Mining Corporation | Share Consideration
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				94,635,765
Business combination share price | $ / shares				$ 10.51
Lea gold Mining Corporation | Option Consideration
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				5,728,647
Business combination number of options issued weighted average exercise price | $ / shares	$ 7.77
Business combination options issued expected life | yr	2.07
Business combination options issued percentage volatility	60.20%
Business combination options issued dividend yield	0.00%
Business combination options issued discount rate				0.54%
Lea gold Mining Corporation | Warrant Consideration
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				16,626,569
Business combination number of options issued weighted average exercise price | $ / shares	$ 11.14
Business combination options issued expected life | yr	0.32
Business combination options issued percentage volatility	44.10%
Business combination options issued dividend yield	0.00%
Business combination options issued discount rate				0.69%
Lea gold Mining Corporation | Replacement PSU
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				369,919
Lea gold Mining Corporation | Replacement DSU
Disclosure of detailed information about business combination [line items]
Business combination number of instruments issued or issuable				319,288
Lea gold Mining Corporation | PSU And DSU Consideration
Disclosure of detailed information about business combination [line items]
Business combination share price | $ / shares				$ 3.49
Business combination share exchange ratio				0.331